Subsequent Events (Details Textual)	Oct. 17, 2016 USD ($) shares	Jul. 22, 2016 USD ($) $ / shares shares	Mar. 31, 2016 $ / shares shares	Feb. 29, 2016 $ / shares shares	Jan. 10, 2016 $ / shares shares
Subsequent Event Details
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 8
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,187,500
Company issued Shares of common stock to a new employee				62,500
Share Price | $ / shares				$ 4.82
Sale of Stock, Price Per Share | $ / shares			$ 5.63	$ 4.82
Stock Issued During Period, Value, Share-Based Compensation, Gross				3,012.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				187,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10
Company issued shares of common stock, subject to restrictions, to a new employee		31,000
Company issued shares of common stock, subject to restrictions, to a new employee valued at | $		$ 91,760
Company issued shares of common stock, subject to restrictions, to a new employee valued at per share | $ / shares		$ 2.96
Company of Secured Convertibles Notes in the aggregate principal amount | $	$ 1,000,000
Warrants to purchase up to shares	160,000
Company's common stock for aggregate gross proceeds | $	$ 900,000